Business Combination - Summary of Purchase Consideration Cash Flows (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Jan. 01, 2021	Aug. 28, 2020	Jan. 30, 2019
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
Cash consideration paid
Less: cash balances acquired	(46)	₨ (46)
Cash acquired on acquisition of control in jointly controlled entities	46
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Cash consideration paid	34
Less: cash balances acquired	0		₨ 0
Acquisition of subsidiary, net of cash acquired	34
Prathamesh Solarfarms Limited
Disclosure of detailed information about business combination [line items]
Cash consideration paid	732
Less: cash balances acquired	(7)			₨ (7)
Acquisition of subsidiary, net of cash acquired	₨ 726